Revenue (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) oz $ / Ounce	Dec. 31, 2021 USD ($) oz
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 426,392	$ 489,915
Amortization of deferred revenue	14,781	7,279
Copper
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	351,404	423,954
Adjustments on provisionally priced sales	(13,558)	(3,323)
Copper | Domestic
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	51,373	131,595
Copper | Export
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 313,589	295,682
Copper | Export | Bottom of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Final sales price, period after shipment	0 months
Copper | Export | Top of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Final sales price, period after shipment	4 months
Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 74,988	65,961
Amortization of deferred revenue	14,781	$ 7,279
Gold | Royal Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Amortization of deferred revenue	$ 14,800
Quantity delivered (in ounce) | oz	10,082	5,173
Average cash consideration (in usd per ounce) | $ / Ounce	359
Gold | Export
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 60,207	$ 58,682